5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES: Schedule of Exploration and Evaluation Assets and Expenses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Portugal - Alvito
Exploration and Evaluation assets acquisition costs	$ 0	$ 0
Write-down of property during the year	0
Exploration and Evaluation assets acquisition costs	0	0
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	488,524	395,032
Addition during the period		0
Portugal - Alvito | Concession fees and taxes
Mineral Exploration Expenses	15,422	30,425
Cumulative Mineral Exploration Expenses since acquisition	147,900	132,478
Portugal - Alvito | Depreciation
Mineral Exploration Expenses	1,676	0
Cumulative Mineral Exploration Expenses since acquisition	7,191	5,515
Portugal - Alvito | Drilling
Mineral Exploration Expenses	0	472,513
Cumulative Mineral Exploration Expenses since acquisition	472,513	472,513
Portugal - Alvito | Geological salaries and consulting
Mineral Exploration Expenses	59,406	459,193
Cumulative Mineral Exploration Expenses since acquisition	1,624,824	1,565,418
Portugal - Alvito | Insurance
Mineral Exploration Expenses	122	1,240
Cumulative Mineral Exploration Expenses since acquisition	5,683	5,561
Portugal - Alvito | Legal and accounting
Mineral Exploration Expenses	19	0
Cumulative Mineral Exploration Expenses since acquisition	177	158
Portugal - Alvito | Office and administrative fees
Mineral Exploration Expenses	6,379	5,400
Cumulative Mineral Exploration Expenses since acquisition	43,699	37,320
Portugal - Alvito | Rent
Mineral Exploration Expenses	9,202	66,513
Cumulative Mineral Exploration Expenses since acquisition	188,804	179,602
Portugal - Alvito | Site costs
Mineral Exploration Expenses	1,157	25,777
Cumulative Mineral Exploration Expenses since acquisition	71,452	70,295
Portugal - Alvito | Travel
Mineral Exploration Expenses	109	18,418
Cumulative Mineral Exploration Expenses since acquisition	75,625	75,516
Portugal - Alvito | Reimbursements from optionee
Mineral Exploration Expenses	0	(1,079,479)
Cumulative Mineral Exploration Expenses since acquisition	(2,149,344)	(2,149,344)
Portugal - Alvito | Assaying
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvito | Geology work
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvito | Report
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvito | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvalade
Exploration and Evaluation assets acquisition costs	167,920	167,920
Write-down of property during the year	0
Exploration and Evaluation assets acquisition costs	167,920	167,920
Mineral Exploration Expenses		815,848
Cumulative Mineral Exploration Expenses since acquisition	1,058,848	952,332
Addition during the period		0
Portugal - Alvalade | Concession fees and taxes
Mineral Exploration Expenses	50,003	46,595
Cumulative Mineral Exploration Expenses since acquisition	361,864	311,861
Portugal - Alvalade | Depreciation
Mineral Exploration Expenses	7,120	10,058
Cumulative Mineral Exploration Expenses since acquisition	17,178	10,058
Portugal - Alvalade | Drilling
Mineral Exploration Expenses	124,262	485,935
Cumulative Mineral Exploration Expenses since acquisition	610,197	485,935
Portugal - Alvalade | Geological salaries and consulting
Mineral Exploration Expenses	121,313	182,622
Cumulative Mineral Exploration Expenses since acquisition	6,508,740	6,387,427
Portugal - Alvalade | Insurance
Mineral Exploration Expenses	3,755	1,811
Cumulative Mineral Exploration Expenses since acquisition	24,173	20,418
Portugal - Alvalade | Legal and accounting
Mineral Exploration Expenses	498	226
Cumulative Mineral Exploration Expenses since acquisition	1,020	522
Portugal - Alvalade | Office and administrative fees
Mineral Exploration Expenses	14,071	35,292
Cumulative Mineral Exploration Expenses since acquisition	249,536	235,465
Portugal - Alvalade | Rent
Mineral Exploration Expenses	57,794	62,112
Cumulative Mineral Exploration Expenses since acquisition	550,185	492,391
Portugal - Alvalade | Site costs
Mineral Exploration Expenses	13,950	17,587
Cumulative Mineral Exploration Expenses since acquisition	192,664	178,714
Portugal - Alvalade | Travel
Mineral Exploration Expenses	5,430	5,981
Cumulative Mineral Exploration Expenses since acquisition	237,131	231,701
Portugal - Alvalade | Reimbursements from optionee
Mineral Exploration Expenses	(291,680)	(32,371)
Cumulative Mineral Exploration Expenses since acquisition	(7,693,840)	(7,402,160)
Portugal - Alvalade | Assaying
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvalade | Geology work
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvalade | Report
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvalade | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Others
Exploration and Evaluation assets acquisition costs	1,096,840	1,096,840
Write-down of property during the year	(1,096,840)
Exploration and Evaluation assets acquisition costs	0	1,096,840
Mineral Exploration Expenses		160,380
Cumulative Mineral Exploration Expenses since acquisition	3,656,662	3,561,528
Addition during the period		0
Portugal - Others | Concession fees and taxes
Mineral Exploration Expenses	10	861
Cumulative Mineral Exploration Expenses since acquisition	545,708	348,359
Portugal - Others | Depreciation
Mineral Exploration Expenses	2,200	13,738
Cumulative Mineral Exploration Expenses since acquisition	91,531	89,331
Portugal - Others | Drilling
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Others | Geological salaries and consulting
Mineral Exploration Expenses	7,930	113,737
Cumulative Mineral Exploration Expenses since acquisition	4,692,323	2,589,743
Portugal - Others | Insurance
Mineral Exploration Expenses	3,185	2,279
Cumulative Mineral Exploration Expenses since acquisition	46,429	32,694
Portugal - Others | Legal and accounting
Mineral Exploration Expenses	0	239
Cumulative Mineral Exploration Expenses since acquisition	1,067	937
Portugal - Others | Office and administrative fees
Mineral Exploration Expenses	2,426	22,755
Cumulative Mineral Exploration Expenses since acquisition	236,040	207,454
Portugal - Others | Rent
Mineral Exploration Expenses	12,308	51,433
Cumulative Mineral Exploration Expenses since acquisition	408,092	343,609
Portugal - Others | Site costs
Mineral Exploration Expenses	730	16,419
Cumulative Mineral Exploration Expenses since acquisition	172,925	113,990
Portugal - Others | Travel
Mineral Exploration Expenses	23	3,823
Cumulative Mineral Exploration Expenses since acquisition	171,652	111,419
Portugal - Others | Reimbursements from optionee
Mineral Exploration Expenses	0	(64,904)
Cumulative Mineral Exploration Expenses since acquisition	(2,741,482)	(308,385)
Portugal - Others | Assaying
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Others | Geology work
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	32,377	32,377
Portugal - Others | Report
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Others | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Slivovo
Exploration and Evaluation assets acquisition costs	143,155	143,155
Write-down of property during the year	(143,154)
Exploration and Evaluation assets acquisition costs	1	143,155
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	149,944	149,944
Addition during the period		0
Kosovo - Slivovo | Concession fees and taxes
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	9,998	9,998
Kosovo - Slivovo | Depreciation
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Slivovo | Drilling
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	1,180,217	1,180,217
Kosovo - Slivovo | Geological salaries and consulting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	119,801	119,801
Kosovo - Slivovo | Insurance
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	14,604	14,604
Kosovo - Slivovo | Legal and accounting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	58,158	58,158
Kosovo - Slivovo | Office and administrative fees
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	80,149	80,149
Kosovo - Slivovo | Rent
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	28,694	28,694
Kosovo - Slivovo | Site costs
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	185,074	185,074
Kosovo - Slivovo | Travel
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	60,107	60,107
Kosovo - Slivovo | Reimbursements from optionee
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	(2,834,986)	(2,834,986)
Kosovo - Slivovo | Assaying
Cumulative Mineral Exploration Expenses since acquisition	297,975	297,975
Kosovo - Slivovo | Geology work
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	891,582	891,582
Kosovo - Slivovo | Report
Cumulative Mineral Exploration Expenses since acquisition	24,232	24,232
Kosovo - Slivovo | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	34,339	34,339
Kosovo - Others
Exploration and Evaluation assets acquisition costs	0	0
Write-down of property during the year	0
Exploration and Evaluation assets acquisition costs	0	0
Mineral Exploration Expenses		89,808
Cumulative Mineral Exploration Expenses since acquisition	1,777,602	1,731,675
Addition during the period		0
Kosovo - Others | Concession fees and taxes
Mineral Exploration Expenses	3,564	1,622
Cumulative Mineral Exploration Expenses since acquisition	206,975	203,411
Kosovo - Others | Depreciation
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Others | Drilling
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Others | Geological salaries and consulting
Mineral Exploration Expenses	33,885	70,432
Cumulative Mineral Exploration Expenses since acquisition	711,908	678,023
Kosovo - Others | Insurance
Mineral Exploration Expenses	217	0
Cumulative Mineral Exploration Expenses since acquisition	15,007	14,790
Kosovo - Others | Legal and accounting
Mineral Exploration Expenses	243	215
Cumulative Mineral Exploration Expenses since acquisition	13,958	13,715
Kosovo - Others | Office and administrative fees
Mineral Exploration Expenses	812	1,676
Cumulative Mineral Exploration Expenses since acquisition	101,180	100,368
Kosovo - Others | Rent
Mineral Exploration Expenses	6,857	14,125
Cumulative Mineral Exploration Expenses since acquisition	88,221	81,364
Kosovo - Others | Site costs
Mineral Exploration Expenses	285	697
Cumulative Mineral Exploration Expenses since acquisition	194,582	194,297
Kosovo - Others | Travel
Mineral Exploration Expenses	64	1,041
Cumulative Mineral Exploration Expenses since acquisition	22,478	22,414
Kosovo - Others | Reimbursements from optionee
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	(45,158)	(45,158)
Kosovo - Others | Assaying
Cumulative Mineral Exploration Expenses since acquisition	65,936	65,936
Kosovo - Others | Geology work
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	402,515	402,515
Kosovo - Others | Report
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Others | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany
Exploration and Evaluation assets acquisition costs	0	0
Write-down of property during the year	0
Exploration and Evaluation assets acquisition costs	0	0
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	252,083	252,083
Addition during the period		0
Germany | Concession fees and taxes
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	4	4
Germany | Depreciation
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Drilling
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Geological salaries and consulting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	12,359	12,359
Germany | Insurance
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Legal and accounting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Office and administrative fees
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	5,255	5,255
Germany | Rent
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Site costs
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Travel
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Reimbursements from optionee
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Assaying
Cumulative Mineral Exploration Expenses since acquisition	10,846	10,846
Germany | Geology work
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	223,619	223,619
Germany | Report
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others
Exploration and Evaluation assets acquisition costs	0	0
Write-down of property during the year	0
Exploration and Evaluation assets acquisition costs	0	0
Mineral Exploration Expenses		20,598
Cumulative Mineral Exploration Expenses since acquisition	248,848	248,848
Addition during the period		0
Others | Concession fees and taxes
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Depreciation
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Drilling
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Geological salaries and consulting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Insurance
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Legal and accounting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Office and administrative fees
Mineral Exploration Expenses	0	4,313
Cumulative Mineral Exploration Expenses since acquisition	63,191	63,191
Others | Rent
Mineral Exploration Expenses	0	138
Cumulative Mineral Exploration Expenses since acquisition	20,560	20,560
Others | Site costs
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	8,865	8,865
Others | Travel
Mineral Exploration Expenses	0	555
Cumulative Mineral Exploration Expenses since acquisition	15,326	15,326
Others | Reimbursements from optionee
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Assaying
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Geology work
Mineral Exploration Expenses		15,592
Cumulative Mineral Exploration Expenses since acquisition	140,906	140,906
Others | Report
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Exploration and Evaluation assets acquisition costs	1,407,915	1,407,915
Write-down of property during the year	(1,239,994)
Exploration and Evaluation assets acquisition costs	167,921	1,407,915
Mineral Exploration Expenses		1,086,634
Cumulative Mineral Exploration Expenses since acquisition	7,632,511	7,357,764
Addition during the period		0
Concession fees and taxes
Mineral Exploration Expenses	68,999	79,503
Cumulative Mineral Exploration Expenses since acquisition	1,272,449	1,203,450
Depreciation
Mineral Exploration Expenses	10,996	23,796
Cumulative Mineral Exploration Expenses since acquisition	115,900	104,904
Drilling
Mineral Exploration Expenses	124,262	958,448
Cumulative Mineral Exploration Expenses since acquisition	2,262,927	2,138,665
Geological salaries and consulting
Mineral Exploration Expenses	222,534	830,914
Cumulative Mineral Exploration Expenses since acquisition	13,669,955	13,447,421
Insurance
Mineral Exploration Expenses	7,279	5,330
Cumulative Mineral Exploration Expenses since acquisition	105,896	98,617
Legal and accounting
Mineral Exploration Expenses	760	680
Cumulative Mineral Exploration Expenses since acquisition	74,380	73,620
Office and administrative fees
Mineral Exploration Expenses	23,688	70,275
Cumulative Mineral Exploration Expenses since acquisition	779,050	755,362
Rent
Mineral Exploration Expenses	86,161	197,428
Cumulative Mineral Exploration Expenses since acquisition	1,284,556	1,198,395
Site costs
Mineral Exploration Expenses	16,122	61,030
Cumulative Mineral Exploration Expenses since acquisition	825,562	809,440
Travel
Mineral Exploration Expenses	5,626	33,290
Cumulative Mineral Exploration Expenses since acquisition	582,319	576,693
Reimbursements from optionee
Mineral Exploration Expenses	(291,680)	(1,189,652)
Cumulative Mineral Exploration Expenses since acquisition	(15,464,810)	(15,173,130)
Assaying
Cumulative Mineral Exploration Expenses since acquisition	374,757	374,757
Geology work
Mineral Exploration Expenses		15,592
Cumulative Mineral Exploration Expenses since acquisition	1,690,999	1,690,999
Report
Cumulative Mineral Exploration Expenses since acquisition	24,232	24,232
Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	34,339	34,339
Portugal - Covas
Exploration and Evaluation assets acquisition costs	$ 0	0
Exploration and Evaluation assets acquisition costs		0
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition		66,322
Addition during the period		0
Portugal - Covas | Concession fees and taxes
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition		197,339
Portugal - Covas | Depreciation
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition		0
Portugal - Covas | Drilling
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition		0
Portugal - Covas | Geological salaries and consulting
Mineral Exploration Expenses		4,930
Cumulative Mineral Exploration Expenses since acquisition		2,094,650
Portugal - Covas | Insurance
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition		10,550
Portugal - Covas | Legal and accounting
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition		130
Portugal - Covas | Office and administrative fees
Mineral Exploration Expenses		839
Cumulative Mineral Exploration Expenses since acquisition		26,160
Portugal - Covas | Rent
Mineral Exploration Expenses		3,107
Cumulative Mineral Exploration Expenses since acquisition		52,175
Portugal - Covas | Site costs
Mineral Exploration Expenses		550
Cumulative Mineral Exploration Expenses since acquisition		58,205
Portugal - Covas | Travel
Mineral Exploration Expenses		3,472
Cumulative Mineral Exploration Expenses since acquisition		60,210
Portugal - Covas | Reimbursements from optionee
Mineral Exploration Expenses		(12,898)
Cumulative Mineral Exploration Expenses since acquisition		(2,433,097)
Portugal - Covas | Assaying
Cumulative Mineral Exploration Expenses since acquisition		0
Portugal - Covas | Geology work
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition		0
Portugal - Covas | Report
Cumulative Mineral Exploration Expenses since acquisition		0
Portugal - Covas | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition		$ 0